Fair Values of Benefit Plan Assets by Asset Class (Detail) (Pension Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 101,508		¥ 89,061		¥ 92,291
Cash
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	2,787		3,985
Japanese Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	9,472	[1]	7,611	[1]
Foreign Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	21,775	[1]	18,706	[1]
Pooled Equity Securities Funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	7,146	[1],[2]	5,104	[1],[2]
Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	24,083	[3]	19,518	[3]
Corporate Bond
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	5,085		4,382
Life Insurance Company General Accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	30,267		29,087
Other securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	893		668
Level 1
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	52,516		44,789
Level 1 | Cash
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	2,787		3,985
Level 1 | Japanese Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	8,974	[1]	7,152	[1]
Level 1 | Foreign Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	16,580	[1]	14,257	[1]
Level 1 | Pooled Equity Securities Funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	6,040	[1],[2]	4,485	[1],[2]
Level 1 | Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	17,640	[3]	14,868	[3]
Level 1 | Other securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	495		42
Level 2
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	48,992		43,816
Level 2 | Japanese Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	498	[1]	459	[1]
Level 2 | Foreign Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	5,195	[1]	4,449	[1]
Level 2 | Pooled Equity Securities Funds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,106	[1],[2]	619	[1],[2]
Level 2 | Government and Municipal Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	6,443	[3]	4,650	[3]
Level 2 | Corporate Bond
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	5,085		4,382
Level 2 | Life Insurance Company General Accounts
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	30,267		29,087
Level 2 | Other securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	398		170
Level 3
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets			456
Level 3 | Other securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets			¥ 456

[1]	The plan's equity securities include common stock of the Company in the amount of ¥37 million (0.06% of the Company's total plan assets) and ¥45 million (0.08% of the Company's total plan assets) at March 31, 2013 and 2012, respectively.
[2]	The plan's pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.
[3]	The plan's government bonds and municipal bonds include approximately 45% Japanese bonds and 55% foreign bonds.